Taxes - Reconciliation of tax rates (Details)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Taxes
Statutory PRC income tax rate	25.00%	25.00%
Effect of income tax exemption	(47.99%)	(31.11%)
Favorable tax rate impact (a)	0.41%	0.10%
Changes of deferred tax assets valuation allowances	0.82%	7.70%
Non-PRC entities not subject to PRC income tax	(23.01%)	(62.57%)
Total	1.25%	(60.88%)